Organization and Description of Business (Tables)	6 Months Ended	12 Months Ended
	Jan. 31, 2025	Jul. 31, 2024
Organization and Description of Business [Abstract]
Schedule of Condensed Consolidated Financial Statements Reflect the Operating Results

As of January 31, 2025 the Company’s unaudited condensed consolidated financial statements reflect the operating results of the following entities:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Parent company:
ATIF Holdings Limited (“ATIF”)	January 5, 2015	British Virgin Islands	Parent	Investment holding
Wholly owned subsidiaries of ATIF
ATIF Inc. (“ATIF USA”)	October 26, 2020	USA	100%	Consultancy and information technology support
ATIF Investment LLC (“ATIF Investment”)	April 25, 2022	BVI	100%	Consultancy and information technology support
ATIF BD	December 22, 2021	USA	100% owned by ATIF USA	Consultancy and information technology support
ATIF BC	October 6, 2022	USA	100% owned by ATIF USA	Consultancy and information technology support
ATIF BM	October 6, 2022	USA	100% owned by ATIF USA	Consultancy and information technology support

As of July 31, 2024, the Company’s consolidated financial statements reflect the operating results of the following entities:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Parent company:
ATIF Holdings Limited (“ATIF”)	January 5, 2015	British Virgin Islands	Parent	Investment holding
Wholly owned subsidiaries of ATIF
ATIF Inc. (“ATIF USA”)	October 26, 2020	USA	100%	Consultancy and information technology support
ATIF Investment LLC (“ATIF Investment”)	April 25, 2022	BVI	100%	Consultancy and information technology support
ATIF BD	December 22, 2021	USA	100% owned by ATIF USA	Consultancy and information technology support
ATIF BC	October 6, 2022	USA	100% owned by ATIF USA	Consultancy and information technology support
ATIF BM	October 6, 2022	USA	100% owned by ATIF USA	Consultancy and information technology support